Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PACIFIC GLOBAL FUND INC MID CAP VALUE FUND
Central Index Key	dei_EntityCentralIndexKey	0000890206
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2011
MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAMVX
MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND | MID CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVCX

MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND
Mid Cap Value Fund (Class A and Class C)
Investment Objective
Long-term capital appreciation.

Portfolio Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than  $25,000 in the Funds.
More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge - Class A Shares" starting on page 33 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees MID CAP VALUE FUND (USD $)	MID CAP VALUE FUND CLASS A	MID CAP VALUE FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MID CAP VALUE FUND	MID CAP VALUE FUND CLASS A	MID CAP VALUE FUND CLASS C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.23%	0.99%
Interest expense on borrowings	0.06%	0.06%
Other Expenses	3.12%	2.89%
Total Annual Fund Operating Expenses	4.35%	4.88%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example MID CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MID CAP VALUE FUND CLASS A	986	1,817	2,659	4,811
MID CAP VALUE FUND CLASS C	588	1,467	2,447	4,909

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MID CAP VALUE FUND MID CAP VALUE FUND CLASS C	488	1,467	2,447	4,909

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18%
of the average value of its portfolio.

Principal Investment Strategies
The Fund's principal investment strategies are:

• Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in mid-capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the Russell Midcap® Index.

• Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

• Borrowing up to 5% of total assets for strategic investment purposes.
Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Principal Risks
Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

• Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

• Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

• Mid-cap stocks can perform differently. The market may sometimes value companies by size, rather than financial performance. As a result, when mid-cap investing is out of favor, the Fund's mid-cap holdings may decline in price even though their fundamentals are sound. The stocks of mid-cap companies may also be more volatile than the stocks of larger companies; mid-cap companies may be developing or changing and, therefore, subject to greater business risk and more sensitive to changes in economic conditions.

• Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the
Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The
Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage.
"Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

• Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the
Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More
Information About the Funds" starting on page 41 of this prospectus.

Performance
The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1 year, 5 years and since inception compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)

Risk/Return Bar Chart (Class A Shares)

During the period shown and the prior partial year in 2002, the highest quarterly return was 25.84% (quarter ended June 30, 2003), and the lowest quarterly return was -32.97% (quarter ended December 31, 2008).

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MID CAP VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MID CAP VALUE FUND CLASS A	Return Before Taxes	24.14%	0.06%	3.35%	Apr 1, 2002
MID CAP VALUE FUND CLASS A After Taxes on Distributions	Return After Taxes on Distributions	24.20%	(0.30%)	3.00%	Apr 1, 2002
MID CAP VALUE FUND CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.73%	0.06%	2.90%	Apr 1, 2002
MID CAP VALUE FUND CLASS C	Return Before Taxes	30.57%	0.38%	3.23%	Apr 1, 2002
Russell Midcap® Index	Russell Midcap® Index (does not reflect deduction for fees, expenses or taxes)	25.47%	4.66%	7.71%	Apr 1, 2002

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid Cap Value Fund (Class A and Class C)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than  $25,000 in the Funds.
More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge - Class A Shares" starting on page 33 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategies are:

• Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in mid-capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the Russell Midcap® Index.

• Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

• Borrowing up to 5% of total assets for strategic investment purposes.
Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

• Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

• Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

• Mid-cap stocks can perform differently. The market may sometimes value companies by size, rather than financial performance. As a result, when mid-cap investing is out of favor, the Fund's mid-cap holdings may decline in price even though their fundamentals are sound. The stocks of mid-cap companies may also be more volatile than the stocks of larger companies; mid-cap companies may be developing or changing and, therefore, subject to greater business risk and more sensitive to changes in economic conditions.

• Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the
Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The
Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage.
"Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

• Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the
Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More
Information About the Funds" starting on page 41 of this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1 year, 5 years and since inception compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
(Results do not include the sales charge; if the sales charge were included, results would be lower.)

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown and the prior partial year in 2002, the highest quarterly return was 25.84% (quarter ended June 30, 2003), and the lowest quarterly return was -32.97% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.97%)
MID CAP VALUE FUND | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (does not reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	3.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	986
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,817
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,659
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,811
Annual Return 2003	rr_AnnualReturn2003	44.15%
Annual Return 2004	rr_AnnualReturn2004	5.84%
Annual Return 2005	rr_AnnualReturn2005	9.71%
Annual Return 2006	rr_AnnualReturn2006	12.91%
Annual Return 2007	rr_AnnualReturn2007	1.40%
Annual Return 2008	rr_AnnualReturn2008	(45.78%)
Annual Return 2009	rr_AnnualReturn2009	30.07%
Annual Return 2010	rr_AnnualReturn2010	31.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	2.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,467
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,447
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,909
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,467
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,447
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,909
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002